Provision for Income Taxes - Schedule of the Provisions for Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total provision for income taxes		$ 83,742		$ 208,141	$ 294,716
Current tax provision Kyrgyzstan [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total provision for income taxes		83,742		196,116
Current tax provision Cambodia [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total provision for income taxes				11,323
Late penalty provision Kyrgyzstan [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total provision for income taxes				$ 702